Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Net book value at beginning of period	$ 35,870,781	$ 35,052,335
Additions	584,229	2,119,396
Depreciation	(814,933)	(832,186)
Disposals and transfers to held for sale	(163,156)	(1,015,376)
Transfers to net investment in finance and sales-type leases/other assets	(38,707)	(46,837)
Impairment (Note 19)	(81,886)	(22,084)
Net book value at end of period	35,356,328	35,255,248
Accumulated depreciation as of June 30, 2020 and 2019	$ (8,229,943)	$ (7,132,213)